Commitments and Contingencies - Maturity of Commitments (Details) $ in Millions	Jan. 30, 2021 rig	Jun. 30, 2021 USD ($)
Other Commitments [Line Items]
Less than 1 year		$ 0.0
2 years		153.4
3 years		467.6
Thereafter		0.0
Total		$ 621.0
Keppel Delivery Financing
Other Commitments [Line Items]
Number of rig deliveries deferred | rig	5
Rigs delivery period extension	1 year